Government assistance (Details Textual) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 CAD	Dec. 31, 2013 Industry Canada Industrial Technologies Office [Member] USD ($)	Dec. 31, 2013 Industry Canada Industrial Technologies Office [Member] CAD	Dec. 31, 2012 Industry Canada Industrial Technologies Office [Member] USD ($)	Dec. 31, 2013 Government of Canada Department of Natural Resources [Member] CAD
Research and Development Arrangement, Contract to Perform for Others, Compensation Earned	$ 604	$ 640	$ 842
Annual Royalties Required to be Paid under Agreement					1,269	1,350
Royalties to be Paid as Percentage of Revenue					0.33%	0.33%		1.00%
Minimum Revenue Considered for Determining Annual Royalties to be Paid under Agreement					12,693	13,500
Maximum Royalties to be Paid under Agreement					26,514	28,200		1,000
Royalty Expense					1,350		1,350
Accrued Royalties		1,269	1,350
Payments for Cumulative Royalties under Agreement				6,750